provisions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
provisions reconciliation
Balance at beginning of period	$ 589	$ 519
Additions	409	200
Reversal	(22)	(70)
Use	(139)	(121)
Interest effect	(1)	60
Effects of foreign exchange, net	21	1
Balance at end of period	857	589
Current			$ 129	$ 78
Non-current			728	511
Total	589	519	857	589
Differences of interest effect due to change in discount rates as compared to interest accretion on provisions	(22)	47
Asset retirement obligation
provisions reconciliation
Balance at beginning of period	351	339
Additions	6	13
Reversal		(53)
Use	(10)	(6)
Interest effect	(11)	58
Balance at end of period	336	351
Current			8	6
Non-current			328	345
Total	351	339	336	351
Employee related
provisions reconciliation
Balance at beginning of period	36	77
Additions	124	39
Reversal		(5)
Use	(72)	(75)
Balance at end of period	88	36
Current			84	35
Non-current			4	1
Total	36	77	88	36
Written put options
provisions reconciliation
Balance at beginning of period	82
Additions	207	90
Reversal	(17)	(11)
Use	(13)
Interest effect	10	2
Effects of foreign exchange, net	21	1
Balance at end of period	290	82
Current			9
Non-current			281	82
Total	82	82	290	82
Other
provisions reconciliation
Balance at beginning of period	120	103
Additions	72	58
Reversal	(5)	(1)
Use	(44)	(40)
Balance at end of period	143	120
Current			28	37
Non-current			115	83
Total	$ 120	$ 103	$ 143	$ 120